UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21401

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

                                                      6325 La Valle Plateada

                                                              P.O. Box 205

                                                      Rancho Santa Fe, CA

                                                        92067

                                                                            (Address of principal executive offices)

                                                                         (Zip code)

Harvey Neiman

Neiman Funds

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Neiman Large Cap Value Fund

		Schedule of Investments
		June 30, 2009 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Air Courier Services
7,000	FedEx Corporation +	$ 389,340	2.99%

Aircraft Engines & Engine Parts
4,500	United Technologies Corp. +	233,820	1.80%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
5,500	HJ Heinz Co.	196,350	1.51%

Crude Petroleum & Natural Gas
6,500	Apache Corp. +	427,765
6,500	Occidental Petroleum Corporation +	468,975
		896,740	6.90%

Electric & Other Services
4,500	Exelon Corp. +	230,445	1.77%

Electric Services
7,000	American Electric Power Co. Inc. +	202,230
2,500	Entergy Corp. +	193,800
8,000	Southern Co. +	249,280
		645,310	4.96%

Electronic & Other Electrical Equipment (No Computer Equipment)
9,000	Emerson Electric Co.	291,600	2.24%

Fats & Oils
7,000	Archer-Daniels-Midland Co. +	187,390	1.44%

Fire, Marine & Casualty Insurance
6,500	The Chubb Corporation +	259,220	1.99%

Food and Kindred Products
4,000	Kraft Foods Inc. +	101,360	0.78%

Gas & Other Services Combined
7,500	Sempra Energy +	372,225	2.86%

Men's & Boy's Furnishings, Work Clothing & Allied Garment
6,000	VF Corp. +	332,100	2.55%

Oil & Gas Field Machinery & Equipment
3,000	National-Oilwell Varco, Inc. * +	97,980	0.75%

Oil, Gas Field Services, NBC
8,400	Schlumberger Limited +	454,524	3.49%

Petroleum Refining
5,500	Chevron Corp.	364,375
5,500	Exxon Mobil Corp. +	384,505
3,000	Petro-Canada. + (Canadian)	115,260
		864,140	6.64%

Pharmaceutical Preparations
9,500	Wyeth +	431,205	3.32%

Railroads, Line-Haul Operating
5,000	Burlington Northern Santa Fe Corp. +	367,700
8,000	Canadian National Railway Company + (Canadian)	343,680
4,500	Norfolk Southern Corp. +	169,515
		880,895	6.77%

Retail - Department Stores
4,000	J.C. Penney Company, Inc. +	114,840	0.88%

Retail - Eating Places
7,000	McDonald's Corp.	402,430	3.09%

Retail - Variety Stores
7,500	Costco Wholesale Corp. +	343,350	2.64%

Rubber & Plastic Footwear
6,500	Nike Inc. +	336,570	2.59%

Search, Detection, Navigation, Guidance, Aeronautical Systems
6,500	Raytheon Company +	288,795	2.23%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,000	Procter & Gamble Co.	357,700	2.76%

Tobacco Products
9,000	Altria Group Inc.	147,510
6,500	Philip Morris International, Inc. +	283,530
		431,040	3.32%

Wholsale-Drugs Properties & Druggists' Sundries
6,000	McKesson Corporation +	264,000	2.04%

Total for Common Stocks (Cost $9,429,471)		9,403,369	72.30%

EXCHANGE TRADED FUNDS
3,000	DIAMONDS Trust, Series 1	253,980	1.95%
Total for Exchange Traded Funds (Cost $272,490)

Cash Equivalents
3,493,831	Fidelity Money Market Pt Cl Select 0.77% **	3,493,831	26.86%
	(Cost $3,493,831)

	Total Investments	13,151,180	101.12%
	(Identified Cost $13,195,792)

	Liabilities in Excess of Other Assets	(145,816)	-1.12%

	Net Assets	$ 13,005,364	100.00%

Neiman Large Cap Value Fund

	Schedule of Written Options
	June 30, 2009 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

American Electric Power Co. Inc.
August 2009 Calls @ 30.00	1,000	500

Apache Corp.
July 2009 Calls @ 55.00	1,000	17,500
July 2009 Calls @ 75.00	1,000	1,200
July 2009 Calls @ 80.00	1,000	250
October 2009 Calls @ 95.00	1,000	550
October 2009 Calls @ 100.00	1,000	350
		19,850

Archer-Daniels-Midland Co.
September 2009 Calls @ 30.00	1,000	700
September 2009 Calls @ 32.00	1,000	300
		1,000

Burlington Northern Santa Fe Corp.
July 2009 Calls @ 65.00	2,000	18,000
October 2009 Calls @ 80.00	1,000	3,200
		21,200

Canadian National Railway Company
July 2009 Calls @ 40.00	1,000	3,400
October 2009 Calls @ 45.00	1,000	2,450
October 2009 Calls @ 50.00	2,000	1,900
		7,750

The Chubb Corporation
July 2009 Calls @ 50.00	1,000	50

Costco Wholesale Corp.
July 2009 Calls @ 50.00	1,000	140
October 2009 Calls @ 55.00	2,000	400
		540

Entergy Corp.
September 2009 Calls @ 80.00	1,000	2,650

Exelon Corp.
July 2009 Calls @ 50.00	1,000	2,140
October 2009 Calls @ 55.00	1,000	1,860
		4,000

Exxon Mobil Corp.
July 2009 Calls @ 65.00	1,000	5,250
July 2009 Calls @ 75.00	1,000	150
		5,400

FedEx Corporation
July 2009 Calls @ 50.00	1,000	6,100
July 2009 Calls @ 60.00	2,000	760
October 2009 Calls @ 65.00	1,000	1,650
		8,510

J.C. Penney Company, Inc.
August 2009 Calls @ 30.00	2,000	3,200

Kraft Foods Inc.
September 2009 Calls @ 25.00	2,000	2,600

McKesson Corporation
August 2009 Calls @ 42.50	2,000	6,400
August 2009 Calls @ 45.00	2,000	3,500
		9,900

National-Oilwell Varco, Inc.
August 2009 Calls @ 40.00	1,000	500
August 2009 Calls @ 45.00	1,000	150
		650

Nike Inc.
July 2009 Calls @ 45.00	1,000	6,800
July 2009 Calls @ 50.00	1,000	2,400
July 2009 Calls @ 55.00	1,000	200
		9,400

Norfolk Southern Corp.
September 2009 Calls @ 40.00	1,000	1,850

Occidental Petroleum Corporation
August 2009 Calls @ 50.00	500	8,150
August 2009 Calls @ 55.00	500	5,850
August 2009 Calls @ 70.00	1,000	2,100
August 2009 Calls @ 75.00	1,000	750
		16,850

Petro-Canada
September 2009 Calls @ 50.00	1,000	750
September 2009 Calls @ 55.00	1,000	350
		1,100

Philip Morris International, Inc.
September 2009 Calls @ 45.00	1,000	1,300

Raytheon Company
August 2009 Calls @ 40.00	1,000	4,800
August 2009 Calls @ 45.00	1,000	1,440
		6,240

Schlumberger Limited
August 2009 Calls @ 40.00	600	8,700
August 2009 Calls @ 60.00	2,000	3,100
August 2009 Calls @ 65.00	2,000	1,100
		12,900

Sempra Energy
July 2009 Calls @ 45.00	1,000	4,600
July 2009 Calls @ 50.00	1,000	650
October 2009 Calls @ 45.00	1,000	5,500
October 2009 Calls @ 50.00	1,000	2,700
		13,450

Southern Co.
August 2009 Calls @ 30.00	2,000	3,100

United Technologies Corp.
August 2009 Calls @ 50.00	2,000	6,780
August 2009 Calls @ 55.00	1,000	1,050
		7,830

VF Corp.
August 2009 Calls @ 60.00	2,000	2,300

Wyeth
July 2009 Calls @ 40.00	1,000	5,200
July 2009 Calls @ 45.00	1,000	1,000
October 2009 Calls @ 45.00	1,000	2,250
October 2009 Calls @ 47.50	1,000	950
		9,400

Total (Premiums Received $177,858)		$ 173,520

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at June 30, 2009.
+ Portion or all of the security is pledged as collateral for call options written.

NOTES TO FINANCIAL STATEMENTS

NEIMAN LARGE CAP VALUE FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at June 30, 2009 was $13,195,792, and premiums received from options written were $177,858.

At June 30, 2009, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

        $669,675

      ($709,949)                                 ($40,274)

2. SECURITY VALUATION

Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation of the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement on Financial Accounting Standards (“SFAS”) No. 157 "Fair Value Measurements" effective April 1, 2008.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodologies used in valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's assets and liabilities carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,403,369	$0	$0	$9,403,369
Exchange Traded Funds	$253,980	$0	$0	$253,980
Cash Equivalents	$3,493,831	$0	$0	$3,493,831
Total	$13,151,180	$0	$0	$13,151,180

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$173,520	$0	$173,520
Total	$0	$173,520	$0	$173,520

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/ Harvey Neiman

      Harvey Neiman

      President

Date:          8/26/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Harvey Neiman

     Harvey Neiman

      President

Date:          8/26/2009

By: /s/ Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:          8/28/09